Capital Stock (Tables)	12 Months Ended
Sep. 30, 2022
Capital Stock [Abstract]
Schedule of black-scholes option valuation model, with the following weighted average assumptions
September 30, 2022
Stock price	$4.10
Exercise price	$4.10
Expected risk free interest rate	1.20%
Expected volatility	227.90%
Expected life in years	5
Expected dividend yield	nil
Grant date fair value per option	$4.06

Schedule of A continuity schedule of outstanding stock options
	Number of Stock Options	Weighted Average Exercise Price
		US$
Balance, September 30, 2020 and 2021	-	-
Granted	365,000	4.10
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2022	365,000	4.10

Schedule of A continuity schedule of outstanding unvested stock options
	Number of Unvested Stock Options	Weighted Average Grant Date Fair Value
		US$
Balance, September 30, 2020 and 2021	-	-
Granted	365,000	4.06
Vested	(273,750)	4.06
Forfeited	-	-
Balance, September 30, 2022	91,250	4.06

Schedule of stock options outstanding and exercisable
	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	273,750	4.10	9.08

Schedule of stock-based compensation expense
	September 30, 2022	September 30, 2021	September 30, 2020
	US$	US$	US$
Common share awards	3,455,680	-	-
Stock option awards	1,357,369	-	-
Total	4,813,049	-	-